MINERAL RIGHTS (Details Narrative)						9 Months Ended		12 Months Ended
	Aug. 19, 2025 USD ($) shares	Aug. 19, 2025 CAD ($) shares	May 28, 2025 USD ($) shares	May 28, 2025 AUD ($)	Jun. 01, 2024 USD ($)	Sep. 30, 2025 USD ($)	Sep. 30, 2024 USD ($)	Dec. 31, 2024 USD ($) shares	Oct. 02, 2024	Jun. 09, 2022	Dec. 31, 2021
DisclosureLineElements [Line Items]
Proceeds from sale of mineral rights						$ 128,116	$ 0
Stock issued for acquisition, value						18,135
Payments to Acquire Royalty Interests in Mining Properties						$ 18,100	$ 45,000
Nova Athena Gold Corp [Member]
DisclosureLineElements [Line Items]
Stock issued for acquisition, shares issued | shares								43,865,217
Stock issued for acquisition, value								$ 0
Mammoth [Member]
DisclosureLineElements [Line Items]
Proceeds from sale of mineral rights			$ 128,115	$ 200,000
Investment shares issued | shares			32,000,000
Investment shares, value			$ 2,059,520
Decrease in mineral rights			$ 2,187,635
Bounty Gold [Member]
DisclosureLineElements [Line Items]
Stock issued for acquisition, shares issued | shares	500,000	500,000
Stock issued for acquisition, value	$ 18,135	$ 25,000
Payments to Acquire Royalty Interests in Mining Properties	$ 18,100	25,000
Laird Lake Project [Member] | August 192025 [Member]
DisclosureLineElements [Line Items]
Contractual obligation		50,000
Laird Lake Project [Member] | August 192026 [Member]
DisclosureLineElements [Line Items]
Contractual obligation		50,000
Laird Lake Project [Member] | August 192027 [Member]
DisclosureLineElements [Line Items]
Contractual obligation		50,000
Laird Lake Project [Member] | August 192028 [Member]
DisclosureLineElements [Line Items]
Contractual obligation		50,000
Laird Lake Project [Member] | August 192029 [Member]
DisclosureLineElements [Line Items]
Contractual obligation		$ 1,000,000
Asset Purchase Agreement [Member] | Silver Reserve Corp [Member]
DisclosureLineElements [Line Items]
Total consideration paid					$ 45,000
Nubian USA [Member]
DisclosureLineElements [Line Items]
Ownership percentage											100.00%
Fortunas And Prout [Member]
DisclosureLineElements [Line Items]
Ownership percentage										100.00%
Silver Reserve Corp [Member]
DisclosureLineElements [Line Items]
Ownership percentage					100.00%
Oneman Lake [Member]
DisclosureLineElements [Line Items]
Ownership percentage									100.00%